Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company’s Major Subsidiaries and VIEs

As of December 31, 2024, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment / acquisition	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Langfang City Rail Transit Technical School (“Langfang School”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Lishui Overseas Chinese high School (“Lishui International School”)	Established on June 25, 2023	PRC	100%	Operation of high school
Hebei Chuangxiang	Established on January 6, 2023	PRC	100%	Comprehensive human resources service

Schedule of Consolidated Financial Statements

The following combined financial information of the Group’s VIEs as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	11,801,953	3,897,892	534,009
Amounts due from inter-company entities	14,585,744	15,356,140	2,103,783
Prepayments and other current assets, net	5,180,474	4,426,665	606,450
Amounts due from a related party	10,750,000	9,542,000	1,307,249
Accounts receivable	9,380	156,770	21,477
Total current assets	42,327,551	33,379,467	4,572,968
Non-current assets:
Property and equipment, net	150,806,607	146,646,206	20,090,448
Land use rights, net	34,873,935	33,927,238	4,648,013
Intangible assets, net	9,861	7,749	1,062
Right-of-use assets	2,471,003	51,906,613	7,111,177
Other non-current asset	-	1,100,000	150,699
Total non-current assets	188,161,406	233,587,806	32,001,399
Total assets	230,488,957	266,967,273	36,574,367
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	74,000,000	84,000,000	11,507,953
Accounts payable	660,755	367,678	50,372
Deferred revenue, current	6,116,288	5,595,491	766,579
Salary and welfare payable	2,268,112	1,779,265	243,758
Amounts due to related parties	8,000,000	1,817,485	248,994
Tax payable	808,759	2,139,976	293,176
Income tax payable	219,832	213,495	29,249
Amount due to inter-company entities	15,500,000	20,645,000	2,828,353
Accrued liabilities and other current liabilities	5,946,598	7,457,837	1,021,719
Long-term loans and borrowings, current	1,250,000	-	-
Operating lease liabilities, current	2,471,003	9,208,569	1,261,569
Total current liabilities	117,241,347	133,224,796	18,251,722
Non-current liabilities
Amounts due to Affected Entities, non-current	162,500,961	158,514,326	21,716,374
Operating lease liabilities, non-current	-	38,352,135	5,254,221
Other non-current liabilities	-	1,000,000	136,999
Total non-current liabilities	162,500,961	197,866,461	27,107,594
Total liabilities	279,742,308	331,091,257	45,359,316
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(g))
Net revenues from continuing operations	38,096,542	48,374,296	32,139,658	4,403,115
Net revenues from discontinued operation	7,828,415	1,617,904	-	-
Net loss from continuing operations	(8,419,647)	(100,474,594)	(21,277,736)	(2,915,038)
Net income/(loss) from discontinued operation	1,828,539	(23,394,661)	-	-
Net cash provided by/(used in) operating activities	43,586,442	(16,213,871)	(16,099,979)	(2,205,688)
Net cash used in investing activities	(456,381)	(7,576,283)	(554,082)	(75,909)
Net cash (used in)/provided by financing activities	(11,218,750)	2,227,473	8,750,000	1,198,745
Net changes in cash and cash equivalents	31,911,311	(21,562,681)	(7,904,061)	(1,082,852)